Other financial assets - Other financial assets recognized at fair value (Details) - COP ($) $ in Millions		9 Months Ended
	Dec. 31, 2022	Sep. 30, 2023
Other financial assets
Financial assets at fair value	$ 2,697,301	$ 1,986,050
Level 1
Other financial assets
Financial assets at fair value	1,892,486	1,488,344
Transfers into (out of) Level 1,2 and 3 of fair value hierarchy, assets net	0	0
Level 2
Other financial assets
Financial assets at fair value	804,815	497,706
Transfers into (out of) Level 1,2 and 3 of fair value hierarchy, assets net	$ 0	$ 0